Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Deferred tax assets
Net operating loss carryforwards	$ 114,654	$ 92,570
Tax Credit carryforwards	21,245	17,679
Stock-based compensation	8,252	4,013
Deferred revenue	3,909	5,239
Excess interest expense	8,656	6,799
Other	12,208	4,826
Total deferred tax assets	168,924	131,126
Valuation allowance	(166,081)	(126,270)	$ (102,758)	$ (73,155)
Total deferred tax assets	2,843	4,856
Deferred tax liabilities
Property and equipment	0	0
Intangible assets	(2,701)	(4,432)
Total deferred tax liabilities	(2,701)	(4,432)
Net deferred tax assets	$ 142	$ 424